UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund:  Managed Account Series

Advantage Global SmallCap Fund (Formerly Global SmallCap Portfolio)

BlackRock U.S. Mortgage Portfolio

Mid Cap Dividend Fund (Formerly Mid Cap Value Opportunities Portfolio)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account
Series, 55 East 52nd Street, New York, NY10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	Advantage Global SmallCap Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.3%
Ansell Ltd.	3,368	$59,176
Australian Pharmaceutical Industries Ltd.	20,253	28,437
Cabcharge Australia Ltd.	2,806	4,894
CSR Ltd.	32,096	100,708
GDI Property Group	26,423	21,455
OZ Minerals Ltd.	29,840	199,423
Regis Resources Ltd.	89,463	275,720
Sandfire Resources NL	35,224	163,336
Sigma Healthcare Ltd.	64,873	49,845
Southern Cross Media Group Ltd.	12,628	13,392
St Barbara Ltd. (a)	84,727	184,969
Super Retail Group Ltd.	977	6,549
Whitehaven Coal Ltd. (a)	53,565	127,291

		1,235,195
Austria — 0.4%
Lenzing AG	1,582	282,788
S IMMO AG (a)	4,485	67,118
UNIQA Insurance Group AG	567	5,870

		355,776
Belgium — 1.0%
Ackermans & van Haaren NV	3,086	557,916
Bekaert SA	6,417	310,374
Galapagos NV (a)	602	47,826
Orange Belgium SA	522	12,875

		928,991
Brazil — 0.6%
Banco do Estado do Rio Grande do Sul SA, Preference B Shares (a)	26,007	121,764
BR Properties SA	13,511	42,244
Cia de Saneamento de Minas Gerais-COPASA (a)	6,110	83,273
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	41,497	189,231
Fleury SA (a)	7,090	67,300
Guararapes Confeccoes SA (a)	196	6,517
JSL SA (a)	11,496	28,571
Multiplus SA (a)	3,332	41,683

		580,583
Canada — 2.6%
Aecon Group, Inc.	1,847	22,311
B2Gold Corp. (a)	46,195	115,974
BRP, Inc.	15,627	500,741
Canaccord Genuity Group, Inc.	1,801	9,057
Canfor Corp. (a)	4,194	70,374
Canfor Pulp Products, Inc.	1,704	16,141
Capital Power Corp.	306	6,040
Celestica, Inc. (a)	9,673	114,982
Choice Properties Real Estate Investment Trust	5,243	56,478
Cogeco Communications, Inc.	3,208	224,116
Cogeco, Inc.	775	47,479
Colliers International Group, Inc.	174	9,372
Dream Industrial Real Estate Investment Trust	874	6,295
FirstService Corp.	237	15,274
Hudbay Minerals, Inc.	2,664	20,684
Just Energy Group, Inc.	20,333	109,106
Lundin Mining Corp.	67,837	488,067
Martinrea International, Inc.	7,191	58,082
Surge Energy, Inc.	3,168	5,514
Trevali Mining Corp. (a)	649,950	672,497
Western Forest Products, Inc.	6,604	13,136

		2,581,720

Common Stocks	Shares	Value
China — 2.4%
361 Degrees International Ltd.	28,000	$9,851
Agile Group Holdings Ltd.	18,000	21,400
BYD Electronic International Co. Ltd.	264,500	667,212
China Aoyuan Property Group Ltd.	171,000	73,229
China Lesso Group Holdings Ltd.	34,000	23,963
China Merchants Land Ltd.	98,000	20,912
China Overseas Property Holdings Ltd.	35,000	6,357
China Pioneer Pharma Holdings Ltd.	82,000	26,569
China SCE Property Holdings Ltd.	66,000	32,271
China Shineway Pharmaceutical Group Ltd. (a)	40,000	40,011
China Suntien Green Energy Corp. Ltd.	167,000	35,260
Chu Kong Shipping Enterprises Group Co. Ltd.	134,000	33,246
CIFI Holdings Group Co. Ltd.	98,000	55,765
Fufeng Group Ltd. (a)	259,000	158,266
Goldpac Group Ltd.	40,000	13,203
Greatview Aseptic Packaging Co. Ltd.	10,000	5,758
Hisense Kelon Electrical Holdings Co. Ltd.	58,000	82,910
Hua Hong Semiconductor Ltd. (b)	42,000	56,910
KWG Property Holding Ltd.	324,000	240,432
Lonking Holdings Ltd.	353,000	115,078
NVC Lighting Holding Ltd.	48,000	5,340
Phoenix New Media Ltd. — ADR (a)	7,238	19,470
Powerlong Real Estate Holdings Ltd.	145,000	67,715
Qingling Motors Co. Ltd.	50,000	16,828
Shui On Land Ltd.	451,500	112,650
Sinotruk Hong Kong Ltd.	148,000	155,186
Tianneng Power International Ltd.	18,000	14,274
Welling Holding Ltd.	24,000	5,213
Xinyuan Real Estate Co. Ltd. — ADR	2,096	11,570
Yuexiu Transport Infrastructure Ltd.	52,000	38,854
Yuzhou Properties Co. Ltd.	182,000	108,060
Zhongsheng Group Holdings Ltd.	54,000	118,178

		2,391,941
Czech Republic — 0.1%
Philip Morris CR A/S	87	60,018
Denmark — 0.1%
Bavarian Nordic A/S (a)	345	22,584
GN Store Nord A/S	408	12,410
Royal Unibrew A/S	1,092	54,407
Spar Nord Bank A/S	253	3,400
Topdanmark A/S (a)	994	33,964

		126,765
Finland — 1.0%
Atria Oyj	459	6,140
Sanoma Oyj	4,167	38,772
Valmet Oyj	51,130	932,019

		976,931
France — 0.2%
Beneteau SA	728	12,509
Cie des Alpes	942	30,767
DBV Technologies SA (a)	136	12,174
Esso SA Francaise (a)	123	8,270
GL Events	539	15,984
Metropole Television SA	2,915	70,529
Tarkett SA	548	22,688

		172,921
Georgia — 0.0%
BGEO Group PLC	681	30,992
Germany — 4.0%
Aareal Bank AG	28,317	1,181,056

MANAGED ACCOUNT SERIES	JULY 31, 2017	1

Schedule of Investments (continued)	Advantage Global SmallCap Fund

Common Stocks	Shares	Value
Germany (continued)
Amadeus Fire AG	233	$21,522
Aurubis AG	13,577	1,208,661
Biotest AG (a)(c)	489	15,757
Cewe Stiftung & Co KGaA	1,451	128,398
DIC Asset AG	2,175	23,456
Draegerwerk AG & Co KGaA	227	18,475
Draegerwerk AG & Co KGaA, Preference Shares	414	44,542
Evotec AG (a)	3,327	47,941
MorphoSys AG (a)(c)	278	20,310
Pfeiffer Vacuum Technology AG	78	13,227
Suedzucker AG	54,836	1,170,383
TAG Immobilien AG	4,027	66,078

		3,959,806
Greece — 0.4%
Motor Oil Hellas Corinth Refineries SA	16,900	380,516
Hong Kong — 1.3%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	10,000	13,893
CK Life Sciences Int’l Holdings, Inc.	184,000	15,054
Emperor Entertainment Hotel Ltd.	35,000	9,183
Giordano International Ltd.	48,000	26,711
G-Resources Group Ltd. (a)	315,000	4,113
K Wah International Holdings Ltd.	243,000	146,036
Kingboard Chemical Holdings Ltd.	113,500	510,992
Kingboard Laminates Holdings Ltd.	186,000	259,216
Lee & Man Paper Manufacturing Ltd.	94,000	100,105
Regal Real Estate Investment Trust	19,000	5,957
Road King Infrastructure Ltd.	17,000	22,362
Shenzhen Investment Ltd.	80,000	36,723
SSY Group Ltd.	56,000	24,716
Sun Hung Kai & Co. Ltd.	20,000	13,208
Texwinca Holdings Ltd.	18,000	10,920
Yuexiu Real Estate Investment Trust	176,000	114,651

		1,313,840
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	130,636	236,054
India — 0.8%
Chennai Petroleum Corp. Ltd.	11,698	70,565
Federal Bank Ltd.	28,431	51,084
Great Eastern Shipping Co. Ltd.	4,174	25,861
GRUH Finance Ltd.	3,017	23,079
Karur Vysya Bank Ltd.	27,637	60,430
Manappuram Finance Ltd.	3,968	6,601
Motilal Oswal Financial Services Ltd.	387	6,446
Muthoot Finance Ltd.	3,022	22,320
NIIT Technologies Ltd.	6,086	48,849
Rajesh Exports Ltd.	1,605	17,790
Reliance Capital Ltd.	30,893	348,568
Sterlite Technologies Ltd.	26,758	88,199
Tata Investment Corp. Ltd.	525	7,281
Vardhman Textiles Ltd. (a)	526	9,992

		787,065
Indonesia — 0.1%
Bank Bukopin Tbk PT	165,300	7,377
Bank Tabungan Negara Persero Tbk PT	278,500	54,340
Indo Tambangraya Megah Tbk PT	28,900	43,381

		105,098
Ireland — 0.0%
Prothena Corp. PLC (a)	454	28,039
Israel — 0.4%
Ituran Location and Control Ltd.	2,701	82,381

Common Stocks	Shares	Value
Israel (continued)
Naphtha Israel Petroleum Corp. Ltd. (a)	1,110	$7,549
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,453	68,953
SodaStream International Ltd. (a)	351	19,768
Wix.com Ltd. (a)	2,682	165,479

		344,130
Italy — 0.8%
Amplifon SpA	10,847	155,478
Ascopiave SpA	1,364	5,593
Azimut Holding SpA	8,510	190,669
Banca Carige SpA (a)(c)	36,999	11,106
DeA Capital SpA	15,270	22,704
Falck Renewables SpA	6,430	9,654
Moncler SpA	9,401	252,457
Societa Cattolica di Assicurazioni SCRL	8,705	75,278
Technogym SpA (b)	6,039	44,692

		767,631
Japan — 9.7%
Aeon Delight Co. Ltd.	2,500	83,515
Aisan Industry Co. Ltd.	900	8,038
Akita Bank Ltd.	2,000	5,779
Arcs Co. Ltd.	600	12,975
ASKA Pharmaceutical Co. Ltd.	1,900	28,438
Avex Group Holdings, Inc.	12,300	161,746
Ci:z Holdings Co. Ltd.	800	28,769
CMIC Holdings Co. Ltd.	600	8,334
Corona Corp.	1,100	11,539
Daiichi Jitsugyo Co. Ltd.	8,000	46,420
Daiken Corp.	300	7,350
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,000	8,359
Denka Co. Ltd.	7,000	38,875
DIC Corp.	5,500	207,451
Dowa Holdings Co. Ltd.	58,000	468,255
DTS Corp.	300	9,158
Dunlop Sports Co. Ltd.	1,500	15,302
Exedy Corp.	700	21,908
Fujibo Holdings, Inc.	400	12,136
Fukuda Denshi Co. Ltd.	500	37,190
Geo Holdings Corp.	7,300	79,814
Glory Ltd.	7,900	263,072
G-Tekt Corp.	400	7,741
Haseko Corp.	53,600	671,106
Hokuhoku Financial Group, Inc.	400	6,503
IBJ Leasing Co. Ltd.	700	16,653
Inaba Denki Sangyo Co. Ltd.	400	15,755
Ines Corp.	9,100	86,449
Itochu Enex Co. Ltd.	2,800	25,196
Itochu Techno-Solutions Corp.	5,300	184,555
Jaccs Co. Ltd.	1,000	4,688
Jafco Co. Ltd.	4,600	219,986
Japan Pulp & Paper Co. Ltd.	2,000	7,652
JVC Kenwood Corp.	29,000	84,439
Kadokawa Dwango Corp.	700	9,247
Kaga Electronics Co. Ltd.	300	6,617
Kanematsu Corp.	129,000	281,907
Kasai Kogyo Co. Ltd.	800	10,414
Keihin Corp.	6,800	97,845
Kewpie Corp.	1,300	32,700
Key Coffee, Inc.	900	17,816
Kokuyo Co. Ltd.	2,100	33,440
Kurabo Industries Ltd.	9,000	23,358
Kuroda Electric Co. Ltd.	6,100	116,629

2	MANAGED ACCOUNT SERIES	JULY 31, 2017

Schedule of Investments (continued)	Advantage Global SmallCap Fund

Common Stocks	Shares	Value
Japan (continued)
KYB Corp.	7,000	$39,508
Kyodo Printing Co. Ltd.	3,000	10,499
KYORIN Holdings, Inc.	3,700	78,982
Kyowa Exeo Corp.	900	15,366
Maeda Road Construction Co. Ltd.	10,000	206,466
Mandom Corp.	200	11,055
Mars Engineering Corp.	300	5,940
Marudai Food Co. Ltd.	6,000	28,458
Maruwa Co. Ltd.	900	43,691
Maruzen Showa Unyu Co. Ltd.	1,000	4,352
Matsuda Sangyo Co. Ltd.	500	6,786
Mitsubishi Research Institute, Inc.	400	11,504
Mitsui Home Co. Ltd.	2,000	13,637
Modec, Inc.	1,400	33,374
NEC Networks & System Integration Corp.	14,500	316,807
Nihon Unisys Ltd.	2,800	46,689
Nippon Flour Mills Co. Ltd.	2,800	45,117
Nippon Light Metal Holdings Co. Ltd.	12,500	33,631
Nippon Road Co. Ltd.	9,000	50,269
Nippon Soda Co. Ltd.	9,000	50,500
Nipro Corp.	2,500	33,912
Nishimatsu Construction Co. Ltd.	207,000	1,191,271
Nissin Corp.	6,000	29,018
Nittetsu Mining Co. Ltd.	100	5,613
North Pacific Bank Ltd.	40,000	134,088
NSD Co. Ltd.	2,000	38,147
Okumura Corp.	40,000	291,082
Osaka Soda Co. Ltd.	4,000	20,133
PALTAC Corp.	8,600	312,029
PeptiDream, Inc. (a)	1,000	31,421
Press Kogyo Co. Ltd.	5,000	23,518
Proto Corp.	500	7,816
Riken Vitamin Co. Ltd.	100	3,909
Rohto Pharmaceutical Co. Ltd.	5,200	105,042
Ryobi Ltd.	11,000	52,020
Ryoyo Electro Corp.	1,400	22,558
Saizeriya Co. Ltd.	500	14,546
Sangetsu Corp.	800	14,414
Sanki Engineering Co. Ltd.	4,800	54,268
Sanyo Special Steel Co. Ltd.	3,000	18,202
Sato Holdings Corp.	400	9,593
Senshu Ikeda Holdings, Inc.	6,400	26,511
Shin-Etsu Polymer Co. Ltd.	3,800	36,820
Shinko Electric Industries Co. Ltd.	3,200	23,283
Shinmaywa Industries Ltd.	1,000	8,744
Shinnihon Corp.	5,300	43,170
Shizuoka Gas Co. Ltd.	5,900	44,626
Showa Sangyo Co. Ltd.	6,000	32,604
Starts Corp., Inc.	800	20,904
Starzen Co. Ltd.	200	8,960
Studio Alice Co. Ltd.	800	18,787
Tachi-S Co. Ltd.	600	10,946
Takasago Thermal Engineering Co. Ltd.	14,600	243,682
Tanseisha Co. Ltd.	700	7,058
Tatsuta Electric Wire and Cable Co. Ltd.	1,200	7,693
Tenma Corp.	500	10,090
T-Gaia Corp.	800	16,010
TIS, Inc.	200	6,046
TKC Corp.	200	5,818
Toenec Corp.	4,000	24,289
Tokai Carbon Co. Ltd.	1,800	11,616
Tokai Corp.	300	13,256
Tokai Holdings Corp.	28,400	218,395
Tokai Rika Co. Ltd.	1,700	31,216

Common Stocks	Shares	Value
Japan (continued)
Token Corp.	7,700	$978,944
Tokyo Broadcasting System Holdings, Inc.	300	5,670
Toppan Forms Co. Ltd.	700	7,278
Topre Corp.	200	5,272
Toyo Kohan Co. Ltd.	1,600	7,033
Toyota Boshoku Corp.	2,100	43,857
TS Tech Co. Ltd.	3,200	94,840
Tsukishima Kikai Co. Ltd.	1,100	12,471
TV Asahi Holdings Corp.	3,100	56,369
Ube Industries Ltd.	96,000	260,052
Unipres Corp.	700	16,280
Warabeya Nichiyo Holdings Co. Ltd.	200	5,400
Xebio Holdings Co. Ltd.	1,800	33,902
Yahagi Construction Co. Ltd.	3,000	24,860
Yodogawa Steel Works Ltd.	200	5,499
Yorozu Corp.	400	6,752
Yuasa Trading Co. Ltd.	2,100	67,285
Yurtec Corp.	2,000	13,577
Zeon Corp.	2,000	24,952
ZERIA Pharmaceutical Co. Ltd.	900	15,684

		9,546,851
Jersey — 0.6%
Centamin PLC	251,973	552,671
Malaysia — 0.6%
Bursa Malaysia Bhd	30,300	73,317
Gas Malaysia Bhd	104,900	71,297
IGB Real Estate Investment Trust	38,300	15,386
Malaysian Pacific Industries Bhd	53,700	177,933
TIME dotCom Bhd	30,700	69,185
Tune Protect Group Bhd	16,900	4,301
Unisem M Bhd	176,300	157,971

		569,390
Mexico — 0.1%
Bolsa Mexicana de Valores SAB de CV	46,066	79,129
Netherlands — 1.0%
AMG Advanced Metallurgical Group NV	677	23,370
Axfood AB	12,236	206,074
BE Semiconductor Industries NV	8,990	584,785
ForFarmers NV	515	6,273
NSI NV	2,421	94,634
PostNL NV	22,961	108,681

		1,023,817
Norway — 0.7%
Atea ASA (a)	7,802	95,664
Selvaag Bolig ASA	7,415	34,421
SpareBank 1 Nord Norge	6,186	46,101
Storebrand ASA	20,972	174,932
TGS NOPEC Geophysical Co. ASA	14,756	311,833

		662,951
Poland — 0.1%
Enea SA	12,910	54,420
Energa SA (a)	5,377	19,038
Netia SA	6,015	6,624
Warsaw Stock Exchange	2,038	26,617

		106,699
Portugal — 0.0%
CTT-Correios de Portugal SA	1,616	10,538

MANAGED ACCOUNT SERIES	JULY 31, 2017	3

Schedule of Investments (continued)	Advantage Global SmallCap Fund

Common Stocks	Shares	Value
Russia — 0.0%
LSR Group PJSC — GDR, Registered Shares	2,530	$6,325
Singapore — 1.8%
Asian Pay Television Trust	14,400	6,107
Boustead Singapore Ltd.	8,700	6,092
Cache Logistics Trust	129,600	84,612
China Yuchai International Ltd.	1,614	36,444
Far East Hospitality Trust	41,200	20,370
Indofood Agri Resources Ltd.	20,300	7,415
Kulicke & Soffa Industries, Inc. (a)	354	7,625
Lippo Malls Indonesia Retail Trust	685,700	232,758
Mapletree Industrial Trust (c)	523,800	716,884
Yanlord Land Group Ltd.	463,400	618,840

		1,737,147
South Africa — 0.1%
Adcock Ingram Holdings Ltd.	14,279	68,966
Alexander Forbes Group Holdings Ltd.	12,514	6,438
Lewis Group Ltd.	2,048	4,786
Net 1 UEPS Technologies, Inc. (a)	1,230	11,906

		92,096
South Korea — 1.5%
Cell Biotech Co. Ltd.	289	9,184
Dae Han Flour Mills Co. Ltd.	288	48,641
Daekyo Co. Ltd.	2,318	17,053
Dong Ah Tire & Rubber Co. Ltd.	252	6,199
Dongkuk Steel Mill Co. Ltd.	630	8,076
Eugene Technology Co. Ltd.	380	5,818
Green Cross Corp.	35	5,756
GS Home Shopping, Inc.	1,410	296,513
Harim Co. Ltd.	2,761	11,273
Hugel, Inc. (a)	14	7,272
Ilshin Spinning Co. Ltd.	172	18,680
KISCO Corp.	1,169	45,179
KIWOOM Securities Co. Ltd.	79	5,996
Korea Electric Terminal Co. Ltd.	807	50,904
Korea Petrochemical Ind Co. Ltd.	568	131,016
Korean Reinsurance Co.	2,686	30,963
KT Skylife Co. Ltd.	7,535	112,443
LF Corp.	245	6,866
Meritz Fire & Marine Insurance Co. Ltd.	2,882	60,892
Modetour Network, Inc.	3,705	95,342
Namyang Dairy Products Co. Ltd.	124	81,111
NICE Information Service Co. Ltd.	758	6,205
POSCO Chemtech Co. Ltd.	2,531	47,373
Pyeong Hwa Automotive Co. Ltd.	1,374	17,613
Samchully Co. Ltd.	58	5,935
Samjin Pharmaceutical Co. Ltd.	1,905	56,859
Taekwang Industrial Co. Ltd.	181	199,754
Tongyang Life Insurance Co. Ltd.	5,368	46,682
ViroMed Co. Ltd. (a)	99	9,025
Youlchon Chemical Co. Ltd.	1,803	22,315

		1,466,938
Spain — 1.2%
Faes Farma SA	14,546	46,132
Mediaset Espana Comunicacion SA	83,257	1,049,352
Papeles y Cartones de Europa SA	4,584	40,265
Tecnicas Reunidas SA	1,715	60,816

		1,196,565
Sweden — 3.4%
Bilia AB	8,043	77,702
BioGaia AB	513	19,125
Capio AB (b)	2,945	16,732

Common Stocks	Shares	Value
Sweden (continued)
Com Hem Holding AB	2,655	$38,803
Fabege AB	523	10,330
Hemfosa Fastigheter AB	19,290	236,639
Hufvudstaden AB, A Shares	2,888	50,270
Intrum Justitia AB	17,955	584,244
JM AB	22,556	791,695
Klovern AB	154,192	196,975
Loomis AB, Class B	10,396	386,287
NCC AB, B Shares	583	15,169
New Wave Group AB	2,452	17,082
Nobina AB (b)	11,015	54,299
Peab AB	7,296	85,642
Svenska Cellulosa AB SCA, Class B	86,955	719,978
Swedish Orphan Biovitrum AB (a)	1,928	29,358
Tethys Oil AB	4,564	32,928

		3,363,258
Switzerland — 1.7%
Basilea Pharmaceutica AG, Registered Shares (a)	75	6,670
GAM Holding AG (a)	41,808	659,146
Idorsia Ltd. (a)	1,287	24,091
Logitech International SA, Registered Shares	14,347	520,725
Oriflame Holding AG (a)	731	28,063
Sunrise Communications Group AG (a)(b)	629	49,605
Tecan Group AG, Registered Shares	245	45,693
Temenos Group AG, Registered Shares (a)	3,354	324,219
Valora Holding AG, Registered Shares	44	14,607
Vontobel Holding AG, Registered Shares	295	19,625

		1,692,444
Taiwan — 3.4%
Accton Technology Corp.	239,000	636,714
Addcn Technology Co. Ltd.	1,000	8,377
Advanced Ceramic X Corp.	1,000	12,182
Alpha Networks, Inc.	436,000	356,529
Arcadyan Technology Corp.	13,000	20,259
Charoen Pokphand Enterprise	37,000	84,459
Chicony Power Technology Co. Ltd.	3,015	6,180
China General Plastics Corp.	95,790	91,859
Chong Hong Construction Co. Ltd.	21,000	49,862
Cleanaway Co. Ltd.	9,000	51,713
Coretronic Corp.	96,000	121,446
Darwin Precisions Corp.	50,000	21,031
E Ink Holdings, Inc.	56,000	59,870
Formosa Advanced Technologies Co. Ltd.	72,000	66,956
Getac Technology Corp.	110,000	139,127
Gigabyte Technology Co. Ltd.	42,000	53,670
Grand Pacific Petrochemical	143,000	103,346
Great China Metal Industry	7,000	5,900
Hong Pu Real Estate Development Co. Ltd.	8,000	6,186
Huang Hsiang Construction Corp.	22,000	26,698
Kindom Construction Corp.	148,000	89,210
King’s Town Bank Co. Ltd.	32,000	33,068
LCY Chemical Corp.	214,000	310,546
Mercuries Life Insurance Co. Ltd. (a)	12,540	6,561
Microlife Corp.	6,000	13,986
Nien Hsing Textile Co. Ltd.	11,000	8,215
Radiant Opto-Electronics Corp.	94,000	223,300
Shinkong Synthetic Fibers Corp.	19,000	5,771
Sigurd Microelectronics Corp.	42,000	39,068
Soft-World International Corp.	85,000	225,657
Syncmold Enterprise Corp.	69,000	149,250
Systex Corp.	38,000	72,309
Ton Yi Industrial Corp.	11,000	5,281

4	MANAGED ACCOUNT SERIES	JULY 31, 2017

Schedule of Investments (continued)	Advantage Global SmallCap Fund

Common Stocks	Shares	Value
Taiwan (continued)
Topkey Corp.	3,000	$9,985
Tripod Technology Corp.	23,000	75,087
TXC Corp.	72,000	104,088
Wowprime Corp.	7,000	39,152

		3,332,898
Thailand — 0.2%
Ananda Development PCL — NVDR	179,900	26,907
Kiatnakin Bank PCL — NVDR	38,700	77,615
MC Group PCL — NVDR	106,800	55,524
Thanachart Capital PCL — NVDR	17,300	24,827
Tisco Financial Group PCL — NVDR	21,100	46,763

		231,636
Turkey — 1.5%
Aksa Akrilik Kimya Sanayii A/S	19,301	76,435
Aygaz A/S	66,233	303,502
Migros Ticaret A/S (a)	6,968	58,946
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	29,477	32,582
Soda Sanayii A/S	4,423	7,165
Tekfen Holding A/S	307,444	955,866
Trakya Cam Sanayii A/S	52,798	55,846
Vestel Elektronik Sanayi ve Ticaret A/S (a)	2,853	5,839

		1,496,181
United Kingdom — 5.6%
Abcam PLC	3,165	42,877
Acacia Mining PLC (a)	13,352	30,715
Ashmore Group PLC	5,855	27,796
Brewin Dolphin Holdings PLC	4,311	20,432
BTG PLC (a)	4,235	36,816
Costain Group PLC	6,015	37,187
Dart Group PLC	10,648	68,313
DS Smith PLC	8,637	55,019
esure Group PLC	21,332	83,423
Fenner PLC	1,298	5,904
Fevertree Drinks PLC	4,959	140,661
Genus PLC	581	13,254
Go-Ahead Group PLC	14,019	332,015
Grainger PLC	50,347	174,693
HomeServe PLC	64,192	614,038
Ibstock PLC (b)	18,297	61,560
Indivior PLC (a)	12,472	63,136
Marston’s PLC	54,707	83,729
Moneysupermarket.com Group PLC	11,175	48,928
National Express Group PLC	10,147	48,773
NEX Group PLC	20,614	181,275
OneSavings Bank PLC	30,574	159,421
Pagegroup PLC	3,830	24,757
QinetiQ Group PLC	219,925	699,512
Rentokil Initial PLC	14,076	53,947
Shaftesbury PLC	47,466	615,823
Spirax-Sarco Engineering PLC	7,510	551,185
SSP Group PLC	1,234	8,295
Stagecoach Group PLC	19,376	46,087
Stock Spirits Group PLC	10,308	22,237
Subsea 7 SA	79,472	1,177,606
Telecom Plus PLC	819	12,376

		5,541,790
United States — 45.1%
1st Source Corp.	1,566	76,891
ACADIA Pharmaceuticals, Inc. (a)(c)	1,026	30,544
ACCO Brands Corp. (a)	1,380	16,077
Acxiom Corp. (a)	1,344	36,248
Agios Pharmaceuticals, Inc. (a)(c)	468	26,180

Common Stocks	Shares	Value
United States (continued)
Allison Transmission Holdings, Inc.	31,395	$1,186,731
Alnylam Pharmaceuticals, Inc. (a)(c)	1,063	87,953
Alpha & Omega Semiconductor Ltd. (a)	294	5,204
Altisource Portfolio Solutions SA (a)(c)	5,829	152,079
Altisource Residential Corp.	834	10,850
AMAG Pharmaceuticals, Inc. (a)(c)	645	12,674
American Assets Trust, Inc.	611	24,813
American Axle & Manufacturing Holdings, Inc. (a)	1,374	20,253
American Eagle Outfitters, Inc.	40,528	479,852
American Public Education, Inc. (a)(c)	1,868	39,788
Amicus Therapeutics, Inc. (a)	1,514	19,606
AngioDynamics, Inc. (a)	3,511	57,054
Applied Industrial Technologies, Inc.	4,327	244,476
ArcBest Corp.	2,325	64,635
Archrock, Inc.	1,242	13,600
Argan, Inc.	1,605	103,442
Argo Group International Holdings Ltd.	2,997	179,670
ARMOUR Residential REIT, Inc.	6,055	152,949
Array BioPharma, Inc. (a)(c)	1,261	9,470
Ashford Hospitality Trust, Inc.	20,466	128,731
Aspen Technology, Inc. (a)	20,872	1,186,991
Avexis, Inc. (a)	293	27,146
Baldwin & Lyons, Inc., Class B	1,310	30,654
BancFirst Corp.	126	13,451
Benchmark Electronics, Inc. (a)	9,616	323,578
Big Lots, Inc.	10,306	511,899
Bioverativ, Inc. (a)	1,625	100,701
Bloomin’ Brands, Inc.	29,577	515,527
Bluebird Bio, Inc. (a)(c)	550	51,838
Blueprint Medicines Corp. (a)	288	15,071
Boingo Wireless, Inc. (a)	4,577	67,877
Boston Private Financial Holdings, Inc.	426	6,539
Brinker International, Inc.	1,397	49,552
Brink’s Co.	4,174	326,198
Brooks Automation, Inc.	713	17,511
Brunswick Corp.	7,804	441,784
Bryn Mawr Bank Corp.	2,953	125,355
Burlington Stores, Inc. (a)	5,964	519,047
BWX Technologies, Inc.	19,131	1,007,821
Cabot Corp.	1,608	87,363
Cabot Microelectronics Corp.	8,126	602,543
Capella Education Co.	200	13,740
Care Capital Properties, Inc.	831	20,127
Casella Waste Systems, Inc. (a)	6,463	108,449
Cathay General Bancorp	2,163	81,004
Cato Corp., Class A	10,182	173,196
Central Garden & Pet Co. (a)	678	21,696
Central Garden & Pet Co., Class A (a)	551	16,949
Charles River Laboratories International, Inc. (a)	7,672	753,390
Chemed Corp.	2,011	397,173
Chico’s FAS, Inc.	2,142	19,599
Children’s Place, Inc.	1,915	202,320
Choice Hotels International, Inc.	5,115	330,685
Citi Trends, Inc.	657	14,553
Clovis Oncology, Inc. (a)	570	48,342
Cohu, Inc.	3,790	69,054
Colfax Corp. (a)	3,188	131,601
CommVault Systems, Inc. (a)	302	17,984
Convergys Corp.	1,654	39,646
Cornerstone OnDemand, Inc. (a)	1,021	41,157
CSG Systems International, Inc.	6,836	282,669
Dana, Inc.	2,089	49,551
DCT Industrial Trust, Inc.	383	21,578
Del Frisco’s Restaurant Group, Inc. (a)	1,006	14,285

MANAGED ACCOUNT SERIES	JULY 31, 2017	5

Schedule of Investments (continued)	Advantage Global SmallCap Fund

Common Stocks	Shares	Value
United States (continued)
Diamond Offshore Drilling, Inc. (a)	15,671	$194,634
DiamondRock Hospitality Co.	3,531	41,242
Dime Community Bancshares, Inc.	1,906	39,645
Domtar Corp.	8,603	336,033
Donaldson Co., Inc.	5,632	267,464
DST Systems, Inc.	12,904	708,430
Emergent BioSolutions, Inc. (a)	572	20,804
Enbridge Energy Management LLC (a)	606	9,199
Energizer Holdings, Inc.	2,300	105,961
Ennis, Inc.	1,304	25,102
Entegris, Inc. (a)	2,024	52,826
Essendant, Inc.	786	9,809
EVERTEC, Inc.	6,652	118,738
Exact Sciences Corp. (a)	1,366	53,001
Exactech, Inc. (a)	973	28,363
Exelixis, Inc. (a)	4,177	113,238
Express, Inc. (a)	19,500	118,170
Extended Stay America, Inc.	26,597	525,823
Exterran Corp. (a)	1,855	51,365
FBL Financial Group, Inc., Class A	1,303	88,474
Federal Agricultural Mortgage Corp., Class C	2,091	143,359
FibroGen, Inc. (a)	637	21,754
Finish Line, Inc., Class A	5,400	74,304
First BanCorp (a)	1,878	11,005
First Commonwealth Financial Corp.	4,187	54,557
First Community Bancshares, Inc.	501	13,637
First Horizon National Corp.	2,961	51,610
First Interstate BancSystem, Inc.	106	3,874
First Merchants Corp.	4,621	186,873
Flushing Financial Corp.	1,132	32,296
FNFV Group (a)	3,097	53,423
Forrester Research, Inc.	137	5,590
Forward Air Corp.	175	9,070
Fresh Del Monte Produce, Inc.	189	9,728
Fulton Financial Corp.	8,296	151,402
FutureFuel Corp.	358	5,212
GAMCO Investors, Inc.	1,400	42,994
GameStop Corp., Class A	20,756	450,198
Gentex Corp.	2,906	49,460
Global Blood Therapeutics, Inc. (a)	193	5,037
Global Brass & Copper Holdings, Inc.	420	13,461
Gorman-Rupp Co.	560	16,923
Great Western Bancorp, Inc.	735	28,672
Green Dot Corp., Class A (a)	788	31,709
Hackett Group, Inc.	1,491	24,482
Haemonetics Corp. (a)	333	13,696
Halcon Resources Corp. (a)	1,256	8,239
Halozyme Therapeutics, Inc. (a)(c)	1,144	14,506
Hanmi Financial Corp.	3,475	99,559
Harsco Corp. (a)	2,521	38,949
Haverty Furniture Cos, Inc.	219	4,873
Heritage Financial Corp.	213	5,794
Hersha Hospitality Trust	1,105	20,730
HNI Corp.	781	29,483
HomeTrust Bancshares, Inc. (a)	413	9,974
HRG Group, Inc. (a)	11,869	196,669
Huntsman Corp.	12,686	337,701
IDACORP, Inc.	523	45,166
IDT Corp., Class B (a)	2,313	34,256
Imperva, Inc. (a)	263	11,848
Infinity Property & Casualty Corp.	3,008	300,950
Innophos Holdings, Inc.	794	33,165
Insight Enterprises, Inc. (a)	509	20,625
Insmed, Inc. (a)	427	6,905
Insperity, Inc.	320	24,160

Common Stocks	Shares	Value
United States (continued)
Inter Parfums, Inc.	1,937	$75,156
Intercept Pharmaceuticals, Inc. (a)	190	22,255
InterDigital, Inc.	13,235	964,170
International Bancshares Corp.	966	34,196
INTL. FCStone, Inc. (a)	1,610	62,999
Intrexon Corp. (a)	516	11,140
Invesco Mortgage Capital, Inc.	2,975	49,474
Ionis Pharmaceuticals, Inc. (a)(c)	1,608	84,259
Ironwood Pharmaceuticals, Inc. (a)(c)	1,468	26,057
iStar, Inc. (a)	1,170	13,982
IXYS Corp. (a)	428	7,447
Jabil, Inc.	19,202	585,661
James River Group Holdings Ltd.	271	10,883
John Wiley & Sons, Inc., Class A	4,649	256,857
Juno Therapeutics, Inc. (a)	660	18,764
Kadant, Inc.	36	2,810
KAR Auction Services, Inc.	13,006	546,772
Kimball International, Inc.	365	6,085
Kirkland’s, Inc. (a)	1,634	15,278
Kite Pharma, Inc. (a)	542	58,758
Lakeland Financial Corp.	4,951	227,746
Landstar System, Inc.	5,991	498,152
LaSalle Hotel Properties (c)	6,357	187,786
La-Z-Boy, Inc.	355	11,999
LCI Industries	2,911	310,749
Legg Mason, Inc.	1,514	60,575
LeMaitre Vascular, Inc.	182	6,565
Lexington Realty Trust	1,060	10,791
Liberty Ventures, Series A (a)	1,673	101,350
Ligand Pharmaceuticals, Inc. (a)	245	29,623
Lions Gate Entertainment Corp., Class B (a)	2,934	80,714
Loxo Oncology, Inc. (a)	191	13,811
Luminex Corp.	670	13,688
ManTech International Corp., Class A	143	5,680
Marcus Corp.	714	19,421
Marten Transport Ltd.	2,945	46,967
Masimo Corp. (a)	12,421	1,175,027
Materion Corp.	162	6,229
McGrath RentCorp.	945	33,576
Medifast, Inc.	123	5,251
Mercantile Bank Corp.	1,292	41,111
Meredith Corp.	10,067	598,483
Meritor, Inc. (a)	1,446	24,987
MiMedx Group, Inc. (a)	985	14,736
Moelis & Co., Class A	444	18,160
Momenta Pharmaceuticals, Inc. (a)	492	8,143
Monarch Casino & Resort, Inc. (a)	527	17,438
MRC Global, Inc. (a)	3,156	51,569
MTGE Investment Corp.	6,701	124,639
Myriad Genetics, Inc. (a)(c)	1,204	29,221
National Bank Holdings Corp., Class A	6,423	219,217
National Research Corp.	226	6,644
Natural Health Trends Corp.	946	23,300
NCR Corp. (a)	30,611	1,158,626
Nelnet, Inc., Class A	1,049	51,495
Neurocrine Biosciences, Inc. (a)	1,066	51,200
Newpark Resources, Inc. (a)	1,804	15,063
NIC, Inc.	3,363	54,649
Noble Corp. PLC (a)	4,525	18,100
Nordson Corp.	1,390	176,530
Northfield Bancorp, Inc.	319	5,356
OFG Bancorp	1,114	11,196
OM Asset Management PLC	30,009	452,236
ONE Gas, Inc.	1,898	138,136
OPKO Health, Inc. (a)(c)	4,401	28,386

6	MANAGED ACCOUNT SERIES	JULY 31, 2017

Schedule of Investments (continued)	Advantage Global SmallCap Fund

Common Stocks	Shares	Value
United States (continued)
Oritani Financial Corp.	1,603	$26,610
Outfront Media, Inc. (c)	29,750	680,383
Owens Corning	12,307	825,184
Papa John’s International, Inc.	125	8,916
Park Hotels & Resorts, Inc.	29,659	798,717
PDL BioPharma, Inc. (a)	7,618	17,293
Peoples Bancorp, Inc.	354	11,540
PerkinElmer, Inc.	84	5,530
PetMed Express, Inc.	2,053	97,600
Pier 1 Imports, Inc.	16,890	77,863
Pinnacle Entertainment, Inc. (a)	927	17,613
PJT Partners, Inc.	2,588	112,267
Plantronics, Inc.	471	21,280
Pool Corp.	958	103,579
Portola Pharmaceuticals, Inc. (a)	715	44,116
Potlatch Corp.	3,132	149,866
PRA Health Sciences, Inc. (a)	3,848	286,291
Progenics Pharmaceuticals, Inc. (a)(c)	2,903	17,505
Progress Software Corp.	761	24,360
Proofpoint, Inc. (a)	6,323	538,973
Provident Financial Services, Inc.	5,694	151,005
PS Business Parks, Inc.	941	126,527
Puma Biotechnology, Inc. (a)	358	34,028
QCR Holdings, Inc.	284	13,050
Quality Care Properties, Inc. (a)	1,653	27,803
Quidel Corp. (a)(c)	4,645	148,594
Radius Health, Inc. (a)	230	10,127
Raven Industries, Inc.	1,767	60,785
Rayonier Advanced Materials, Inc.	1,707	25,451
Regis Corp. (a)	5,863	61,737
Reliance Steel & Aluminum Co.	16,596	1,200,887
Repligen Corp. (a)	280	11,276
Republic Bancorp, Inc., Class A	830	29,797
Resources Connection, Inc.	3,571	47,673
REX American Resources Corp. (a)	1,754	175,365
RigNet, Inc. (a)	391	7,409
RLJ Lodging Trust	56,848	1,202,904
Rowan Cos PLC (a)	2,178	25,417
RPX Corp. (a)	9,250	126,448
RR Donnelley & Sons Co.	5,823	71,972
Ruth’s Hospitality Group, Inc.	2,039	40,780
Ryman Hospitality Properties, Inc.	164	10,265
Sage Therapeutics, Inc. (a)(c)	386	30,784
Sandy Spring Bancorp, Inc.	4,348	174,094
Sanmina Corp. (a)	1,504	53,918
Sarepta Therapeutics, Inc. (a)(c)	607	23,418
Schnitzer Steel Industries, Inc., Class A	2,818	72,704
Selective Insurance Group, Inc.	1,015	51,410
Service Corp. International	12,939	449,372
Silgan Holdings, Inc.	11,162	338,209
SLM Corp. (a)	4,643	51,444
Sotheby’s (a)	2,788	157,773
SP Plus Corp. (a)	2,321	75,897
Spark Therapeutics, Inc. (a)(c)	215	15,265
SpartanNash Co.	655	18,170
Spok Holdings, Inc.	1,723	28,257
Steelcase, Inc., Class A	1,521	20,762
Stock Yards Bancorp, Inc.	143	5,127
Stoneridge, Inc. (a)	1,867	28,490
Sunstone Hotel Investors, Inc.	6,081	98,999
Surmodics, Inc. (a)	2,009	52,837
Tech Data Corp. (a)(c)	8,979	919,450
Tenneco, Inc.	8,545	472,539
Teradata Corp. (a)	14,513	461,804
Teradyne, Inc.	23,281	805,290

Common Stocks	Shares	Value
United States (continued)
Tetra Tech, Inc.	1,387	$65,813
Timken Co.	12,619	574,165
Titan Machinery, Inc. (a)	2,780	49,623
Toro Co.	13,559	963,909
Tower International, Inc.	5,659	139,777
Trinseo SA	676	47,523
TriState Capital Holdings, Inc. (a)	2,213	50,899
TrueBlue, Inc. (a)	742	18,958
Trustmark Corp.	174	5,561
Two Harbors Investment Corp.	10,203	100,908
Ultragenyx Pharmaceutical, Inc. (a)(c)	489	32,430
Union Bankshares Corp.	2,645	81,704
Unisys Corp. (a)(c)	13,087	167,514
United Financial Bancorp, Inc.	2,233	40,395
United States Lime & Minerals, Inc.	506	41,097
Universal Logistics Holdings, Inc.	383	5,573
Urban Edge Properties	711	17,867
Versum Materials, Inc.	4,204	148,233
Village Super Market, Inc., Class A	263	6,504
Vishay Intertechnology, Inc.	1,087	19,403
Visteon Corp. (a)	3,387	377,786
Wabash National Corp.	1,096	20,912
WageWorks, Inc. (a)	4,574	298,225
Walker & Dunlop, Inc. (a)	292	14,673
Washington Trust Bancorp, Inc.	1,057	57,554
Waterstone Financial, Inc.	520	9,802
Web.Com Group, Inc. (a)	757	16,616
WellCare Health Plans, Inc. (a)	7,070	1,251,319
West Pharmaceutical Services, Inc.	12,071	1,070,698
Westwood Holdings Group, Inc.	409	24,111
Worthington Industries, Inc.	874	44,286
Xencor, Inc. (a)	230	5,371
Xenia Hotels & Resorts, Inc.	305	6,198

		44,426,693
Total Common Stocks — 96.0%		94,500,029

Rights	Shares	Value
Hong Kong — 0.0%
Road King Infrastructure Ltd.	1,000	—

Total Long-Term Investments (Cost — $90,915,999) — 96.0%		94,500,029

Short-Term Securities
Money Market Funds — 2.0%
SL Liquidity Series LLC, Money Market Series, 1.29% (d)(e)(f)	1,972,001	1,972,396

MANAGED ACCOUNT SERIES	JULY 31, 2017	7

Schedule of Investments (continued)	Advantage Global SmallCap Fund

Short-Term Securities		Par (000)	Value
Time Deposits
Australia — 0.0%
Brown Brothers Harriman & Co., 0.58%, 08/01/17	AUD	2	$1,718
Europe — 0.0%
Citibank, New York, (0.56)%, 08/01/17	EUR	18	21,590
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 08/01/17	HKD	9	1,094
Japan — 0.0%
Sumitomo, Tokyo, (0.22)%, 08/01/17	JPY	2,754	24,985
Norway — 0.0%
Brown Brothers Harriman & Co., 0.07%, 08/01/17	NOK	28	3,552

Short-Term Securities		Par (000)	Value
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.05%, 08/01/17	GBP	7	$9,196
United States — 7.3%
Sumitomo, Tokyo, 1.17%, 08/01/17	USD	7,128	7,127,810
Total Time Deposits — 7.3%			7,189,945
Total Short-Term Securities (Cost — $9,162,039) — 9.3%			9,162,341
Total Investments (Cost — $100,078,038*) — 105.3%			103,662,370
Liabilities in Excess of Other Assets — (5.3)%			(5,173,607)

Net Assets — 100.0%			$98,488,763

Notes to Schedule of Investments

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$103,970,848

Gross unrealized appreciation	$1,427,459
Gross unrealized depreciation	(1,735,937)

Net unrealized depreciation	$(308,478)

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.

(d)	Security was purchased with the cash collateral from loaned securities.

(e)	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2017	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	11,416,782	(9,444,781)	1,972,001	$1,972,396	$36,055	[1]	$1,712	$(1,735)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	13	September 2017	$ 530	$ (5,763)
FTSE 100 Index	2	September 2017	$ 193	(5,941)
Mini MSCI Emerging Markets Index	8	September 2017	$ 426	7,950
Nikkei 225 Yen Index	6	September 2017	$ 542	(7,597)
Russell 2000 E-Mini Index	28	September 2017	$1,994	(17,745)
Total				$(29,096)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

8	MANAGED ACCOUNT SERIES	JULY 31, 2017

Schedule of Investments (continued)	Advantage Global SmallCap Fund

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$26,349	$1,208,846	—	$1,235,195
Austria	282,788	72,988	—	355,776
Belgium	—	928,991	—	928,991
Brazil	580,583	—	—	580,583
Canada	2,581,720	—	—	2,581,720
China	31,040	2,360,901	—	2,391,941
Czech Republic	60,018	—	—	60,018
Denmark	54,407	72,358	—	126,765
Finland	44,912	932,019	—	976,931
France	59,260	113,661	—	172,921
Georgia	—	30,992	—	30,992
Germany	78,774	3,881,032	—	3,959,806
Greece	—	380,516	—	380,516
Hong Kong	—	1,313,840	—	1,313,840
Hungary	—	236,054	—	236,054
India	9,992	777,073	—	787,065
Indonesia	—	105,098	—	105,098
Ireland	28,039	—	—	28,039
Israel	336,581	7,549	—	344,130
Italy	103,575	664,056	—	767,631
Japan	37,190	9,509,661	—	9,546,851
Jersey	—	552,671	—	552,671
Malaysia	160,000	409,390	—	569,390
Mexico	79,129	—	—	79,129
Netherlands	100,907	922,910	—	1,023,817
Norway	34,421	628,530	—	662,951
Poland	6,624	100,075	—	106,699
Portugal	—	10,538	—	10,538
Russia	6,325	—	—	6,325
Singapore	297,197	1,439,950	—	1,737,147
South Africa	18,344	73,752	—	92,096
South Korea	402,950	1,063,988	—	1,466,938
Spain	40,265	1,156,300	—	1,196,565
Sweden	609,144	2,754,114	—	3,363,258
Switzerland	38,698	1,653,746	—	1,692,444
Taiwan	9,985	3,322,913	—	3,332,898
Thailand	55,524	176,112	—	231,636
Turkey	32,582	1,463,599	—	1,496,181

MANAGED ACCOUNT SERIES	JULY 31, 2017	9

Schedule of Investments (concluded)	Advantage Global SmallCap Fund

	Level 1	Level 2	Level 3	Total
United Kingdom	$1,452,189	$4,089,601	—	$5,541,790
United States	44,426,693	—	—	44,426,693
Short-Term Securities	—	7,189,945	—	7,189,945

Subtotal	$52,086,205	$49,603,769	—	$101,689,974

Investments Valued at NAV[1]				1,972,396

Total Investments				$103,662,370

Derivative Financial Instruments[2]
Assets:
Equity contracts	$7,950	—	—	$7,950
Liabilities:
Equity contracts	(37,046)	—	—	(37,046)
Total	$(29,096)	—	—	$(29,096)

[1]	As of July 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended July 31, 2017, there were no transfers between levels.

10	MANAGED ACCOUNT SERIES	JULY 31, 2017

Schedule of Investments July 31, 2017 (Unaudited)	Mid Cap Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Auto Components — 2.2%
Adient PLC	6,379		$417,633
Goodyear Tire & Rubber Co.	11,482		361,798
Lear Corp.	4,238		628,029
Magna International, Inc.	8,710		415,380

			1,822,840
Banks — 9.0%
Cullen/Frost Bankers, Inc.	12,681		1,151,181
KeyCorp	89,137		1,608,031
Popular, Inc.	31,273		1,317,844
Regions Financial Corp.	115,342		1,683,993
SunTrust Banks, Inc.	29,474		1,688,565

			7,449,614
Biotechnology — 1.0%
United Therapeutics Corp. (a)	6,342		814,313
Building Products — 1.1%
Owens Corning	12,894		864,543
Capital Markets — 1.0%
Invesco Ltd.	24,145		839,522
Chemicals — 2.8%
Cabot Corp.	7,774		422,361
Eastman Chemical Co.	14,927		1,241,329
Huntsman Corp.	17,829		474,608
Praxair, Inc.	1,520		197,843
Valvoline, Inc.	—	(b)	8

			2,336,149
Communications Equipment — 0.6%
Motorola Solutions, Inc.	5,777		523,858
Containers & Packaging — 2.6%
International Paper Co.	15,099		830,143
Packaging Corp. of America	3,958		433,322
WestRock Co.	14,532		834,427

			2,097,892
Diversified Financial Services — 1.5%
Leucadia National Corp.	48,798		1,270,212
Diversified Telecommunication Services — 1.0%
BCE, Inc.	9,164		430,066
CenturyLink, Inc.	15,667		364,571

			794,637
Electric Utilities — 8.2%
Edison International	20,499		1,612,861
Entergy Corp.	20,842		1,598,998
FirstEnergy Corp.	56,121		1,790,821
Great Plains Energy, Inc.	56,767		1,751,830

			6,754,510
Electrical Equipment — 0.5%
Rockwell Automation, Inc.	2,580		425,777
Electronic Equipment, Instruments & Components — 6.4%
Avnet, Inc.	23,965		919,777
CDW Corp.	31,174		1,977,367
Corning, Inc.	17,112		498,644
Dolby Laboratories, Inc., Class A	28,080		1,453,140
TE Connectivity Ltd.	5,050		405,969

			5,254,897
Energy Equipment & Services — 3.0%
Baker Hughes a GE Co.	7,803		287,853
Helmerich & Payne, Inc.	11,299		571,955
Rowan Cos PLC (a)	66,556		776,709

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Transocean Ltd. (a)	92,677	$801,656

		2,438,173
Equity Real Estate Investment Trusts (REITs) — 5.8%
Crown Castle International Corp.	6,076	611,124
Duke Realty Corp.	14,546	415,870
Lamar Advertising Co., Class A	23,221	1,638,706
Prologis, Inc.	10,817	657,782
Rayonier, Inc.	21,488	624,656
Welltower, Inc.	11,243	825,124

		4,773,262
Food & Staples Retailing — 0.8%
Kroger Co.	27,538	675,232
Food Products — 1.1%
Ingredion, Inc.	7,247	893,700
Health Care Equipment & Supplies — 2.5%
Koninklijke Philips NV	10,900	416,554
Smith & Nephew PLC	36,202	1,276,120
Zimmer Biomet Holdings, Inc.	3,200	388,224

		2,080,898
Health Care Providers & Services — 5.6%
Cardinal Health, Inc.	8,255	637,781
Express Scripts Holding Co. (a)	3,290	206,086
Humana, Inc.	3,640	841,568
McKesson Corp.	5,141	832,174
Premier, Inc., Class A (a)	23,614	824,129
Quest Diagnostics, Inc.	3,884	420,676
WellCare Health Plans, Inc. (a)	4,818	852,738

		4,615,152
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	6,170	412,033
International Game Technology PLC	46,175	879,172

		1,291,205
Household Products — 0.9%
Energizer Holdings, Inc.	16,167	744,814
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp.	70,198	784,814
Insurance — 8.5%
Allstate Corp.	9,642	877,422
Assurant, Inc.	16,342	1,720,322
Assured Guaranty Ltd.	30,150	1,357,051
Everest Re Group Ltd.	1,520	398,833
Hartford Financial Services Group, Inc.	7,690	422,950
Lincoln National Corp.	7,258	530,269
Marsh & McLennan Cos., Inc.	5,140	400,766
Validus Holdings Ltd.	23,654	1,272,349

		6,979,962
IT Services — 1.0%
Fidelity National Information Services, Inc.	8,744	797,628
Leisure Products — 0.9%
Mattel, Inc.	15,585	312,012
Polaris Industries, Inc.	4,450	398,987

		710,999
Machinery — 4.1%
Cummins, Inc.	10,318	1,732,392
Pentair PLC	12,554	791,781
Stanley Black & Decker, Inc.	1,720	241,987

MANAGED ACCOUNT SERIES	JULY 31, 2017	1

Schedule of Investments (continued)	Mid Cap Dividend Fund

Common Stocks	Shares	Value
Machinery (continued)
Terex Corp.Mid Cap Dividend Fund	16,265	$640,353

		3,406,513
Media — 1.8%
Discovery Communications, Inc., Class C (a)	32,528	752,373
Interpublic Group of Cos., Inc.	34,195	738,954

		1,491,327
Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	5,442	393,783
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Chimera Investment Corp.	21,767	409,655
Multiline Retail — 0.5%
Dollar General Corp.	5,851	439,761
Multi-Utilities — 1.0%
Public Service Enterprise Group, Inc.	18,604	836,622
Oil, Gas & Consumable Fuels — 5.4%
Devon Energy Corp.	24,729	823,723
Hess Corp.	27,350	1,218,169
Marathon Oil Corp.	49,216	601,912
Marathon Petroleum Corp.	7,653	428,491
Williams Cos., Inc.	42,066	1,336,857

		4,409,152
Personal Products — 0.8%
Nu Skin Enterprises, Inc., Class A	10,578	670,222
Professional Services — 1.1%
Nielsen Holdings PLC	21,767	936,199
Real Estate Management & Development — 0.6%
Realogy Holdings Corp.	13,759	456,799
Road & Rail — 0.2%
Norfolk Southern Corp.	1,736	195,439
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	23,842	1,883,756

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	3,397	$541,686
Xilinx, Inc.	7,753	490,455

		2,915,897
Software — 2.7%
CA, Inc.	15,478	480,437
Constellation Software, Inc.	1,456	784,377
Symantec Corp.	30,942	958,893

		2,223,707
Specialty Retail — 1.0%
Bed Bath & Beyond, Inc.	14,194	424,401
Williams-Sonoma, Inc.	8,434	391,591

		815,992
Technology Hardware, Storage & Peripherals — 1.8%
NetApp, Inc.	23,477	1,019,371
Western Digital Corp.	5,733	487,993

		1,507,364
Wireless Telecommunication Services — 2.0%
Telephone & Data Systems, Inc.	57,503	1,634,810
Total Long-Term Investments (Cost — $80,044,040) — 98.1%		80,777,845
Short-Term Securities	Par (000)	Value
Time Deposits — 1.9%
BNP Paribas, Paris, 1.17%, 8/01/17	1,607	1,607,423
Total Short-Term Securities (Cost — $1,607,423) — 1.9%		1,607,423
Total Investments (Cost — $81,651,463*) — 100.0%		82,385,268
Liabilities in Excess of Other Assets — 0.0%		(38,201)

Net Assets — 100.0%		$82,347,067

Notes to Schedule of Investments

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$84,215,384

Gross unrealized appreciation	$2,139,111
Gross unrealized depreciation	(3,969,227)

Net unrealized depreciation	$(1,830,116)

(a)	Non-income producing security.

(b)	Less than 1 share.

•	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2017	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	7,771,403	(7,771,403)	—	—	$8,188	[1]	$726	$(859)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

2	MANAGED ACCOUNT SERIES	JULY 31, 2017

Schedule of Investments (continued)	Mid Cap Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	$1,822,840	—	—	$1,822,840
Banks	7,449,614	—	—	7,449,614
Biotechnology	814,313	—	—	814,313
Building Products	864,543	—	—	864,543
Capital Markets	839,522	—	—	839,522
Chemicals	2,336,149	—	—	2,336,149
Communications Equipment	523,858	—	—	523,858
Containers & Packaging	2,097,892	—	—	2,097,892
Diversified Financial Services	1,270,212	—	—	1,270,212
Diversified Telecommunication Services	794,637	—	—	794,637
Electric Utilities	6,754,510	—	—	6,754,510
Electrical Equipment	425,777	—	—	425,777
Electronic Equipment, Instruments & Components	5,254,897	—	—	5,254,897
Energy Equipment & Services	2,438,173	—	—	2,438,173
Equity Real Estate Investment Trusts (REITs)	4,773,262	—	—	4,773,262
Food & Staples Retailing	675,232	—	—	675,232
Food Products	893,700	—	—	893,700
Health Care Equipment & Supplies	1,664,344	$416,554	—	2,080,898
Health Care Providers & Services	4,615,152	—	—	4,615,152
Hotels, Restaurants & Leisure	1,291,205	—	—	1,291,205
Household Products	744,814	—	—	744,814
Independent Power and Renewable Electricity Producers	784,814	—	—	784,814
Insurance	6,979,962	—	—	6,979,962
IT Services	797,628	—	—	797,628
Leisure Products	710,999	—	—	710,999
Machinery	3,406,513	—	—	3,406,513
Media	1,491,327	—	—	1,491,327
Metals & Mining	393,783	—	—	393,783
Mortgage Real Estate Investment Trusts (REITs)	409,655	—	—	409,655
Multiline Retail	439,761	—	—	439,761
Multi-Utilities	836,622	—	—	836,622

MANAGED ACCOUNT SERIES	JULY 31, 2017	3

Schedule of Investments (concluded)	Mid Cap Dividend Fund

	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$4,409,152	—	—	$4,409,152
Personal Products	670,222	—	—	670,222
Professional Services	936,199	—	—	936,199
Real Estate Management & Development	456,799	—	—	456,799
Road & Rail	195,439	—	—	195,439
Semiconductors & Semiconductor Equipment	2,915,897	—	—	2,915,897
Software	2,223,707	—	—	2,223,707
Specialty Retail	815,992	—	—	815,992
Technology Hardware, Storage & Peripherals	1,507,364	—	—	1,507,364
Wireless Telecommunication Services	1,634,810	—	—	1,634,810
Short-Term Securities:
Time Deposits	—	$1,607,423	—	1,607,423

Total	$80,361,291	$2,023,977	—	$82,385,268

During the period ended July 31, 2017, there were no transfers between levels.

4	MANAGED ACCOUNT SERIES	JULY 31, 2017

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 3.00%, 9/15/26 (a)(b)(c)	$790	$790,000
Bsprt Issuer Ltd., Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.350%), 2.58%, 1/15/27 (a)(b)(c)	870	871,305
CIFC Funding Ltd.:
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.400%), 2.70%, 1/17/27 (a)(b)	3,300	3,311,329
Series 2015-3A, Class A, (3 mo. LIBOR US + 1.420%), 2.73%, 10/19/27 (a)(b)	3,100	3,100,801
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A4, (1 mo. LIBOR US + 0.900%), 2.13%, 11/25/34 (a)	28	27,709
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, (3 mo. LIBOR US + 1.100%), 2.28%, 8/15/25 (a)(b)	1,000	1,000,011
Invitation Homes Trust:
Series 2014-SFR2, Class A, (1 mo. LIBOR US + 1.100%), 2.33%, 9/17/31 (a)(b)	1,319	1,322,429
Series 2014-SFR3, Class A, (1 mo. LIBOR US + 1.200%), 2.43%, 12/17/31 (a)(b)	61	61,461
Series 2015-SFR1, Class A, (1 mo. LIBOR US + 1.450%), 2.68%, 3/17/32 (a)(b)	759	766,133
Series 2015-SFR2, Class A, (1 mo. LIBOR US + 1.350%), 2.58%, 6/17/32 (a)(b)	1,070	1,073,977
Series 2015-SFR3, Class A, (1 mo. LIBOR US + 1.300%), 2.53%, 8/17/32 (a)(b)	2,204	2,219,333
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (b)(c)	640	633,966
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (1 mo. LIBOR US + 0.110%), 1.34%, 11/25/36 (a)	12	5,730
OCP CLO Ltd., Series 2012-2A, Class A1R, (3 mo. LIBOR US + 1.400%), 2.57%, 11/22/25 (a)(b)	1,300	1,310,780
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (b)	789	794,871
Series 2017-SFR1, Class A, 2.77%, 8/17/22 (b)	420	422,663
Scholar Funding Trust, Series 2011-A, Class A, (3 mo. LIBOR US + 0.900%), 2.21%, 10/28/43 (a)(b)	520	513,929
SMB Private Education Loan Trust, Series 2015-C, Class A3, (1 mo. LIBOR US + 1.950%), 3.18%, 8/16/32 (a)(b)	500	531,955
Tricon American Homes Trust, Series 2015-SFR1, Class A, (1 mo. LIBOR US + 1.250%), 2.48%, 5/17/32 (a)(b)	524	526,418
Venture XVIII CLO Ltd., Series 2014-18A, Class A, (3 mo. LIBOR US + 1.450%), 2.75%, 10/15/26 (a)(b)	3,300	3,300,727

Asset-Backed Securities	Par (000)	Value
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23	$700	$711,730
Total Asset-Backed Securities — 8.1%		23,297,257

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.5%
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	77	78,307
Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	20	19,506
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37	507	392,046
Banc of America Mortgage Trust:
Series 2005-G, Class 2A4, 3.47%, 8/25/35 (d)	443	410,967
Series 2005-I, Class 2A5, 3.27%, 10/25/35 (d)	332	307,557
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A6, 5.50%, 9/25/35	143	141,724
Credit Suisse Commercial Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21	56	52,298
Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	54	54,213

		1,456,618
Commercial Mortgage-Backed Securities — 8.6%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37 (b)(d)	930	885,636
Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, (1 mo. LIBOR US + 1.430%), 2.66%, 11/15/33 (a)(b)	370	370,712
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, (1 mo. LIBOR US + 1.500%), 2.55%, 7/05/33 (a)(b)	1,400	1,399,999
CCRESG Commercial Mortgage Trust:
Series 2016-HEAT, Class A, 3.36%, 4/10/29 (b)	950	963,543
Series 2016-HEAT, Class D, 5.49%, 4/10/29 (b)(d)	720	732,916
CD Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48	3,294	3,352,992
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (b)(d)	340	250,651

Portfolio Abbreviations
ADR	American Depositary Receipts	GBP	British Pound	MSCI	Morgan Stanley Capital International
AUD	Australian Dollar	GDR	Global Depositary Receipt	NOK	Norwegian Krone
CLO	Collateralized Loan Obligation	HKD	Hong Kong Dollar	OTC	Over-the-counter
EUR	Euro	JPY	Japanese Yen	TBA	To-be-announced
FTSE	Financial Times Stock Exchange	LIBOR	London Interbank Offered Rate	USD	U.S. Dollar

MANAGED ACCOUNT SERIES	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Chicago Skyscraper Trust, Series 2017-SKY, Class E, (1 mo. LIBOR US + 3.300%), 4.53%, 2/15/30 (a)(b)	$2,990	$3,027,441
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 4.95%, 5/10/49 (d)	430	441,281
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR US + 3.500%), 4.59%, 6/11/32 (a)(b)	385	387,654
Commercial Mortgage Trust:
Series 2014-TWC, Class A, (1 mo. LIBOR US + 0.850%), 2.07%, 2/13/32 (a)(b)	1,145	1,147,487
Series 2015-CR25, Class C, 4.55%, 8/10/48 (d)	90	91,335
Credit Suisse Mortgage Capital Trust, Series 2016-MFF, Class A, (1 mo. LIBOR US + 1.600%), 2.83%, 11/15/33 (a)(b)	320	321,604
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/34 (b)(d)	1,500	1,522,116
GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, 7/10/48	500	414,862
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2017-MAUI, Class E, (1 mo. LIBOR US + 2.950%), 4.17%, 7/15/19 (a)(b)	2,270	2,279,240
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-SGP, Class A, (1 mo. LIBOR US + 1.700%), 2.93%, 7/15/36 (a)(b)	400	401,753
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (b)	1,000	1,010,902
Series 2017-JP5, Class D, 4.65%, 3/15/50 (b)(d)	970	954,026
LMREC, Inc., Series 2016-CRE2, Class A, (1 mo. LIBOR US + 1.700%), 2.93%, 11/24/31 (a)(b)	330	332,475
Olympic Tower Mortgage Trust:
Series 2017-OT, Class D, 3.95%, 5/10/27 (b)(d)	570	573,064
Series 2017-OT, Class E, 3.95%, 5/10/39 (b)(d)	780	750,121
RAIT Trust, Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 2.10%, 6/15/37 (a)(b)	810	810,225
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.85%, 11/15/48	135	104,225
Series 2015-NXS3, Class C, 4.49%, 9/15/57 (d)	900	890,067
Series 2016-NXS5, Class D, 4.88%, 1/15/59 (d)	1,337	1,312,816
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class C, 3.77%, 9/15/57 (d)	63	59,883

		24,789,026
Interest Only Commercial Mortgage-Backed Securities — 2.0%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 1.05%, 9/15/48 (d)	979	54,168
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.76%, 5/10/58 (d)	2,944	331,142
Commercial Mortgage Trust, Series 2015-CR24, Class XA, 1.01%, 8/10/48 (d)	4,013	211,309
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.94%, 2/10/34 (b)(d)	10,760	350,121

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (b)(d)	$9,200	$285,980
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (b)(d)	4,600	273,457
Credit Suisse Mortgage Capital Trust, Series 2014-USA, Class X1, 0.70%, 9/17/37 (b)(d)	10,500	384,720
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class XA, 1.65%, 5/10/49 (d)	4,471	437,645
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (b)(d)	71,654	261,343
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, 1.50%, 2/15/48 (d)	9,955	656,455
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class XA 1.18%, 3/15/50 (d)	22,831	1,677,944
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C18, Class XA, 1.09%, 10/15/47 (d)	580	19,013
Series 2016-C29, Class XA, 1.81%, 5/15/49 (d)	1,881	196,444
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA, 1.12%, 2/15/48 (d)	9,805	534,846

		5,674,587
Total Non-Agency Mortgage-Backed Securities — 11.1%		31,920,231

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 1.6%
Fannie Mae, Series 2011-8, Class ZA 4.00%, 2/25/41	1,296	1,367,936
Freddie Mac:
Series 4253, Class DZ 4.75%, 9/15/43	652	726,251
Series 4398, Class ZX, 4.00%, 9/15/54	279	302,021
Series 2411, Class FJ, (1 mo. LIBOR US + 0.350%), 1.58%, 12/15/29 (a)	7	6,842
Ginnie Mae:
Series 2009-122, Class PY, 6.00%, 12/20/39	158	175,898
Series 2014-107, Class WX, 6.79%, 7/20/39 (d)	647	747,447
Series 2014-12, Class ZA, 3.00%, 1/20/44-4/20/44	1,217	1,206,186

		4,532,581
Interest Only Commercial Mortgage-Backed Securities — 6.4%
Fannie Mae:
Series 2012-M9, Class X1, 4.11%, 12/25/17 (d)	976	7,065
Series 2013-10, Class PI 3.00%, 2/25/43	1,605	170,874
Series 2016-M4, Class X2, 2.80%, 1/25/39 (d)	2,694	320,948
Freddie Mac:
Series K041, Class X1, 0.56%, 10/25/24 (d)	5,120	174,913
Series K042, Class X1, 1.06%, 12/25/24 (d)	1,680	108,697
Series K061, Class A2, 3.35%, 11/25/26	8,450	8,820,694
Series K062, Class A2, 3.41%, 12/25/26	5,800	6,080,843
Series K064, Class X1, 0.61%, 3/25/27 (d)	5,897	294,267

2	MANAGED ACCOUNT SERIES	JULY 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K718, Class X1, 0.64%, 1/25/22 (d)	$1,032	$25,457
Series K722, Class X1, 1.31%, 3/25/23 (d)	3,983	239,550
Series KC01, Class X1, 0.71%, 12/25/22 (d)	4,135	102,518
Ginnie Mae:
Series 2016-137, Class IO, 0.95%, 5/16/58 (d)	3,160	254,162
Series 2016-152, Class IO, 0.98%, 8/15/58 (d)	9,333	756,583
Series 2017-35, Class IO 0.70%, 5/16/59 (d)	1,325	92,795
Series 2017-53, Class IO 0.69%, 12/15/56 (d)	8,762	582,981
Series 2017-54, Class IO 0.68%, 12/16/58 (d)	3,888	272,339

		18,304,686
Mortgage-Backed Securities — 162.3%
Fannie Mae Mortgage-Backed Securities:
2.00%, 8/01/30 (e)	900	883,969
2.50%, 4/01/30-8/01/32 (e)	23,259	23,474,579
3.00%, 1/01/27-3/01/47 (e)(f)	74,811	75,749,892
3.50%, 11/01/27-6/01/47 (e)(f)	52,661	54,548,725
4.00%, 4/01/26-7/01/47 (e)(f)	42,902	45,526,888
4.50%, 7/01/24-3/01/47 (e)(f)	16,477	17,787,422
5.00%, 1/01/23-6/01/39	3,970	4,348,365
5.50%, 6/01/24-8/01/44 (e)	2,280	2,541,629
6.00%, 12/01/32-6/01/41	2,510	2,840,629
6.50%, 9/01/36-5/01/40	353	401,370
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-9/01/30 (e)	6,462	6,518,097
3.00%, 10/01/27-12/01/46 (e)	28,015	28,259,365
3.50%, 7/01/26-3/01/47 (e)	44,282	45,681,833
4.00%, 8/01/40-4/01/47 (e)	13,765	14,538,960
4.50%, 1/01/19-8/01/45 (e)	4,655	4,999,748
5.00%, 11/01/24-2/01/42	2,443	2,676,201
5.50%, 2/01/35-6/01/41	1,354	1,509,184
6.00%, 6/01/27-11/01/39	386	434,655
Ginnie Mae Mortgage-Backed Securities:
3.00%, 8/15/45 (e)	24,584	24,941,235
3.50%, 12/20/41-4/20/47 (e)(f)	30,706	31,936,536
4.00%, 7/20/39-7/20/47 (e)	58,432	61,600,570
4.50%, 9/20/39-7/20/47 (e)	8,243	8,844,342
5.00%, 12/15/34-7/20/44	4,040	4,421,919
5.50%, 7/15/38-12/20/41	1,250	1,382,532
6.50%, 10/15/38-2/20/41	486	555,570

		466,404,215
Total U.S. Government Sponsored Agency Securities — 170.3%		489,241,482

Options Purchased		Value
(Cost — $42,456) — 0.0%		$ 18,750
Total Investments Before TBA Sale Commitments and Options Written
(Cost — $543,108,864*) — 189.5%		544,477,720

TBA Sale Commitments (e)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 8/01/30	$3,699	(3,729,777)
3.00%, 8/01/30-8/01/45	51,460	(52,070,978)
3.50%, 8/01/28-8/01/45	14,499	(14,990,790)
4.00%, 8/01/45	29,915	(31,484,808)
4.50%, 8/01/45	2,347	(2,519,541)
5.00%, 8/01/45	787	(860,351)
Freddie Mac Mortgage-Backed Securities:
2.50%, 8/01/30	168	(169,387)
3.00%, 8/01/28-8/01/44	3,869	(3,878,144)
3.50%, 8/01/45	16,792	(17,299,574)
4.00%, 8/01/45	272	(286,492)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 8/01/45	422	(428,132)
3.50%, 8/15/45	677	(703,445)
4.00%, 8/01/45-8/15/45	44,705	(47,041,157)
4.50%, 8/15/44	1,368	(1,452,645)
Total TBA Sale Commitments (Proceeds — $176,587,362) — (61.6)%		(176,915,221)

Options Written		Value
(Premiums Received — $5,507) — (0.0)%		(4,375)
Total Investments Net of TBA Sale Commitments and Options Written — 127.9%		367,558,124
Liabilities in Excess of Other Assets — (27.9)%		(80,188,898)

Net Assets — 100.0%		$287,369,226

Notes to Schedule of Investments

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$543,114,420

Gross unrealized appreciation	$3,131,080
Gross unrealized depreciation	(1,767,780)

Net unrealized appreciation	$1,363,300

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

MANAGED ACCOUNT SERIES	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(1,528,272)	$ 3,957
BNP Paribas Securities Corp.	$ 2	$ 4
Citigroup Global Markets. Inc.	$ 5,297,153	$ 24,269
Credit Suisse Securities (USA) LLC	$ 8,256,572	$ 20,890
Deutsche Bank Securities, Inc.	$ 2,235,976	$ 5,629
Goldman Sachs & Co.	$ 1,982,416	$ (35,070)
J.P. Morgan Securities LLC	$(4,895,431)	$100,617
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(9,093,457)	$ (29,495)
Mizuho Securities USA, Inc.	$ 2,892,629	$ 11,391
Morgan Stanley & Co. LLC	$ 1,043,955	$ (8,077)
Nomura Securities International, Inc.	$(1,515,238)	$ (2,651)
RBC Capital Markets, LLC	$(7,213,788)	$ (28,894)
Wells Fargo Securities LLC	$ 1,286,705	$ 7,404

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclay’s Capital, Inc.	1.26%	7/12/17	8/14/17	$11,512,300	$11,519,956	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	1.24%	7/12/17	8/14/17	9,661,100	9,667,423	U.S. Government Sponsored Agency Securities	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.26%	7/12/17	8/14/17	3,619,000	3,621,407	U.S. Government Sponsored Agency Securities	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.26%	7/12/17	8/14/17	3,839,000	3,841,553	U.S. Government Sponsored Agency Securities	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.26%	7/12/17	8/14/17	3,529,000	3,531,347	U.S. Government Sponsored Agency Securities	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.26%	7/19/17	8/21/17	26,819,000	26,830,264	U.S. Government Sponsored Agency Securities	Up to 30 Days
Total				$58,979,400	$59,011,950

4	MANAGED ACCOUNT SERIES	JULY 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Dollar	24	December 2018	$ 5,896	$ 1,170
Euro Dollar	13	December 2019	$ 3,186	1,121

				2,291

Short Contracts
U.S. Treasury Bonds (30 Year)	(7)	September 2017	$ 1,071	(5,236)
U.S. Treasury Notes (10 Year)	(63)	September 2017	$ 7,931	(221)
U.S. Treasury Notes (2 Year)	(4)	September 2017	$ 865	(473)
U.S. Treasury Notes (5 Year)	(167)	September 2017	$19,731	(10,043)
U.S. Ultra Treasury Bonds (30 Year)	(1)	September 2017	$ 165	(345)
U.S. Ultra Treasury Notes (10 Year)	(8)	September 2017	$ 1,080	(2,442)
Euro Dollar	(66)	June 2018	$16,238	5,554
Euro Dollar	(65)	March 2019	$15,960	(26,082)

				(39,288)
Total				$(36,997)

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Put
Euro Dollar 90-Day	125	10/13/17	USD 98.13	USD 44	$10,937
Euro Dollar 90-Day	125	10/13/17	USD 97.75	USD 31	7,813
Total					$18,750

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
Fannie Mae Mortgage-Backed Securities	Citigroup Global Markets, Inc.	—	9/06/17	USD 99.63	USD 208	$(1,210)
Fannie Mae Mortgage-Backed Securities	JPMorgan Chase Bank N.A.	—	9/06/17	USD 99.63	USD 474	(2,757)

						(3,967)

Put
Fannie Mae Mortgage-Backed Securities	JPMorgan Chase Bank N.A.	—	9/06/17	USD 98.63	USD 474	(408)
Total						$(4,375)

MANAGED ACCOUNT SERIES	JULY 31, 2017	5

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.29%[1]	3-month LIBOR	7/31/27	USD	13,300	$(64,338)
2.42%[1]	3-month LIBOR	4/24/45	USD	410	8,004
2.38%[1]	3-month LIBOR	4/24/45	USD	400	11,244
2.39%[1]	3-month LIBOR	4/24/45	USD	400	10,348
2.42%[1]	3-month LIBOR	4/24/45	USD	380	7,210
2.83%[2]	3-month LIBOR	7/10/45	USD	1,550	94,622
Total					$ 67,090

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	The Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
CMBX.NA.9.AAA	0.50%	Credit Suisse International	9/17/58	USD	9,000	$ 75,080	$134,748	$ (59,668)
CMBX.NA.9 BBB-	3.00%	J.P. Morgan Securities LLC	9/17/58	USD	3,100	352,233	346,371	5,862
CMBX.NA.9.AAA	0.50%	J.P. Morgan Securities LLC	9/17/58	USD	9,000	75,080	174,607	(99,527)
		Morgan Stanley & Co.
CMBX.NA.9 AAA	0.50%	International PLC	9/17/58	USD	3,000	25,027	85,785	(60,758)
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	2,974	(13,786)	588	(14,374)
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	2,974	(13,785)	975	(14,760)
Total						$499,849	$743,074	$(243,225)

OTC Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	3,100	$(352,232)	$(378,365)	$26,133
		Goldman Sachs
CMBX.NA.9.BBB-	3.00%	International	9/17/58	Not Rated	USD	1,250	(142,029)	(139,177)	(2,852)
		Morgan Stanley & Co.
CMBX.NA.9.BBB-	3.00%	International PLC	9/17/58	Not Rated	USD	1,875	(213,044)	(207,628)	(5,416)
CMBX.NA.10.BBB-	3.00%	Deutsche Bank AG	11/17/59	BBB-	USD	250	(25,774)	(27,369)	1,595
Total							$(733,079)	$(752,539)	$19,460

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include

6	MANAGED ACCOUNT SERIES	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock U.S. Mortgage Portfolio

equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$21,001,986	$2,295,271	$23,297,257
Non-Agency Mortgage-Backed Securities	—	31,920,231	—	31,920,231
U.S. Government Sponsored Agency Securities	—	489,241,482	—	489,241,482
Options Purchased:
Interest rate contracts	$18,750	—	—	18,750
Liabilities:
Investments:
TBA Sale Commitments	—	(176,915,221)	—	(176,915,221)

Total	$18,750	$365,248,478	$2,295,271	$367,562,499

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$33,590	—	$33,590
Interest rate contracts	$7,845	131,428	—	139,273
Liabilities:
Credit contracts	—	(257,355)	—	(257,355)
Interest rate contracts	(44,842)	(68,713)	—	(113,555)
Total	$(36,997)	$(161,050)	—	$(198,047)

[1]

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $59,011,950 are categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2017, there were no transfers between levels.

MANAGED ACCOUNT SERIES	JULY 31, 2017	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: September 25, 2017